Deferred Tax - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Deferred tax assets	£ 611	£ 534
Deferred tax liabilities	16,462	16,314
Undistributed earnings of subsidiaries for which deferred tax liabilities have not been recognised	£ 900	600
No expiry date
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Expiry period for which no deferred tax asset recognised	no expiry date
Unused tax losses for which no deferred tax asset recognised	£ 342	342
Deductible temporary differences for which no deferred tax asset recognised	0	0
Unused tax credits for which no deferred tax asset recognised	£ 80	80
Within next 20 years
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Expiry period for which no deferred tax asset recognised	within the next 20 years
Unused tax losses for which no deferred tax asset recognised	£ 452	458
Within next 10 years
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Expiry period for which no deferred tax asset recognised	within the next 10 years
Deductible temporary differences for which no deferred tax asset recognised	£ 148	£ 173